Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

September 7, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 232 to the Registration Statement of the Trust on Form N-1A, which is being filed to add the PIMCO FX Strategies Portfolio to the Trust’s Private Account Portfolio Series. This amendment does not affect the currently effective Offering Memorandums and Offering Memorandum Supplements as they relate to the other series of the Trust’s Private Account Portfolio Series not included herein.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3464.

Sincerely,

/s/ Adam T. Teufel

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